INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of December 31,
	2018	2019
Intangible assets not subject to amortization:
Trademark	—	7,766
Intangible assets subject to amortization:
Trademark	1,367	1,350
Student base	3,632	7,526
Initial franchise	—	1,626
Brand	—	1,120
Non-compete agreement	—	632
Customer relationship	—	86
Software and courses	—	340
Contracts	—	29
Total costs	4,999	20,475
Less: accumulated amortization	(508)	(2,696)
impairment loss	—	(79)
Intangible assets, net	4,491	17,700